Share Capital, Warrants and Other Capital	3 Months Ended
Mar. 31, 2021
Share Capital Warrants And Other Capital
Share Capital, Warrants and Other Capital

10. Share capital, warrants and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

2021

On February 19, 2021, the Company closed a public offering of 20,509,746 common shares at a price to the public of $1.45 per common share, for gross proceeds of $29,739, before deducting underwriting discounts, commissions and offering expenses payable by the Company, in the amount of $2,837. Aeterna also granted the underwriter, which was also the Placement agent, a 30-day over-allotment option (the “Underwriter Option”) to purchase up to 3,076,461 additional common shares at the public offering price, less underwriting discounts and commissions, and 1,435,682 Placement agent warrants with an exercise price of $1.8125 and expiring on February 17, 2026. The net cash proceeds to the Company from the offering totaled $26,902. On February 22, 2021, the underwriter exercised the Underwriter Option in full and received 3,076,461 common shares for gross proceeds to the Company of $4,461. In connection with the public offering and the exercise of the Underwriter Option, the Company paid commissions and other expenses of $384 and issued 215,352 Placement agent warrants priced at $1.8125 and expiring on February 17, 2026. The net proceeds from the Underwriter Option was $4,077. Collectively, this financing is referred to as the “February 2021 Financing”. The gross proceeds of $34,200 was recorded to share capital with cash transaction costs of $3,221 and the fair value of the Placement agent warrants of $1,897 included as share issuance costs and as warrants in shareholders’ equity.

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of these Placement agent warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
February 2021 Placement agent warrants – public offering	1,435,682	1.48	1.8125	0.58734%	119.18%	4.99	0.00%
February 2021 Placement agent warrants – Underwriter Option	215,352	1.48	1.8125	0.58544%	119.57%	4.98	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

During the three-month period ended March 31, 2021, holders exercised warrants as follows:

	Number Exercised	Exercise Price	Cash Receipts
September 2019 Investor warrants	2,000,000	$1.65	$3,300,000
February 2020 Investor warrants	1,739,130	$1.20	$2,086,956
July 2020 Investor warrants	20,823,333	$0.45	$9,370,500
July 2020 Placement Agent warrants	1,866,667	$0.5625	$1,050,000
August 2020 Investor warrants	7,589,883	$0.47	$3,567,245
August 2020 Placement Agent warrants	869,952	$0.7040625	$612,501
	34,888,965		$19,987,202

2020

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market. Additionally, 2,608,696 investor warrants were issued at an exercise price of $1.20 per common share and 243,478 broker warrants were issued at an exercise price of $1.62 per common share. The net cash proceeds to the Company from the offering totaled $3,900. The gross proceeds of $4,500 was allocated as $2,325 to warrant liability based on the ascribed fair value and the remaining gross proceeds of $2,175 were allocated to share capital. The transaction costs of $600 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs and the transaction costs of $310 allocated to the warrant liability were recorded as expense in the consolidated statements of comprehensive loss.

Warrants

	Number	Weighted average exercise price
		(US$)	$
Balance – January 1, 2020	—	—	—
Warrant liability reclassified to equity	16,368,033	0.8556	7,377
Warrants issued as equity (July 2020)	28,533,333	0.4574	5,025
Balance – December 31, 2020	44,901,366	0.6025	12,402
Warrants granted	1,651,034	1.8125	1,897
Warrants exercised	(34,888,965)	0.5728	(9,704)
Balance – March 31, 2021	11,663,435	0.8624	4,595

Other capital

There are no changes in US dollar denominated (US$) Stock options and DSUs since December 31, 2020.

	Year ended December 31, 2020
	US$ Stock Options (Number)	Weighted average exercise price (US$)	DSUs (Number)	CAN$ Stock options (Number)	Weighted average exercise price (CAN$)
Balance – Beginning of period	741,116	3.61	212,000	441	912.00
Granted	180,000	0.37	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.56	—	—	—
Expired	(84,366)	2.14	—	(441)	912.00
Balance – End of period	506,400	1.44	173,000	—	—